Net Loss per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Outstanding Excluded from Computation of Diluted Weighted-Average Shares Outstanding

The following potentially dilutive securities outstanding have been excluded from the computation of diluted weighted-average shares outstanding because such securities have an antidilutive impact due to losses reported:

	Three months ended September 30,		Nine months ended September 30,
(in thousands)	2020	2019	2020	2019
Preferred stock as-converted	—	34,442	—	34,442
Stock options outstanding	9,391	9,422	9,391	9,422
Restricted stock units	1,363	—	1,363	—
Warrants to purchase common stock	—	364	—	364
Convertible debt	—	2,180	—	2,180

Total potentially dilutive securities	10,754	46,408	10,754	46,408

The following potentially dilutive securities outstanding have been excluded from the computation of diluted weighted-average shares outstanding because such securities have an antidilutive impact due to losses reported:

	Year ended December 31,
(in thousands)	2019	2018
Preferred stock as-converted	34,442	34,442
Stock options outstanding	9,327	9,006
Warrants to purchase common stock	364	352
Convertible debt	2,180	2,180

Total potentially dilutive securities	46,313	45,980